Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2021
Other payables and accrued liabilities
Other payables and accrued liabilities

Note 14 – Other payables and accrued liabilities

Other payables and accrued liabilities as of December 31, 2021 and 2020 consisted of the following:

		December 31,
	Note	2021	2020
Accrued professional fees		$234	$203
Accrued staff costs and staff benefits		35	88
Rental deposits from tenants		191	192
Rental receipt in advance		7	3
Interest receipt in advance		5	3
Advances from other party		—	3
Advances from a director		—	1
Advances from unrelated parties	*	448	442
Others		689	11
		$1,609	$946

*  The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment.